Related party disclosures - Transactions with Glencore (Details) $ / shares in Units, $ in Thousands, $ in Thousands				6 Months Ended		12 Months Ended
	Jun. 16, 2023 USD ($) $ / shares shares	Apr. 14, 2023 $ / shares	Mar. 31, 2023 USD ($)	Dec. 16, 2024	Jun. 16, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 AUD ($)
Related party disclosures
Share issue price (in dollars per share) | $ / shares		$ 10
Glencore Operations Australia
Related party disclosures
Contractual commitment							$ 44,683		$ 44,683
Interest rate on guarantee liabilities				6.50%	2.75%	20.00%
Amount of interest paid						$ 1,623	317	$ 0
CMPL
Related party disclosures
Number of of shares issued for acquisition | shares	10,000,000
Share issue price (in dollars per share) | $ / shares	$ 10
Value of shares issued for acquisition	$ 100,000
Royalty percentage (in %)	1.50%
Royalty paid						4,870	1,067	0
Glencore | CMPL
Related party disclosures
Number of of shares issued for acquisition | shares	10,000,000
Share issue price (in dollars per share) | $ / shares	$ 10
Value of shares issued for acquisition	$ 100,000
Glencore International AG ("GIAG")
Related party disclosures
Revenue						340,736	158,999	0
Glencore International AG ("GIAG") | Copper
Related party disclosures
Revenue						328,802	153,530	0
Glencore International AG ("GIAG") | Sliver
Related party disclosures
Revenue						11,934	5,469	0
CMPL and Glencore Australia Holdings Pty Ltd
Related party disclosures
Expense from related party transaction						144	920	0
Glencore Australia Oil Pty Ltd and CMPL
Related party disclosures
Expense from related party transaction						3,231	$ 2,450	$ 0
MAC Australia and Glencore Operations Australia
Related party disclosures
Decrease in estimated purchase price payable under related party agreement						15,000
Increase in final adjustment amount payable under related party agreement						15,000
Interest-free, working capital loan						$ 15,000
Sponsor
Related party disclosures
Amount of interest paid			$ 340